Notes Payable	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018
Debt Disclosure [Abstract]
Notes Payable

NOTE 7 – NOTES PAYABLE

As of October 31, 2018, the Company had outstanding notes payable totaling $18,600. The notes bear an interest rate of 5% per annum and are due upon demand giving 30 days written notice to the borrower. From inception through October 31, 2018, the Company recorded $464 in interest expense on the notes.

NOTE 7 – NOTE PAYABLE

As of January 31, 2018 the Company received advances totaling $157,455 from an unrelated party, the advances are unsecured and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower. The Company has recorded accrued interest of $4,157 for the year ended January 31, 2018.